Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ 1,358	$ (3,445)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	3,024	2,194
Amortization and write-off of special survey costs	175	203
Allowance for credit losses	4	9
Amortization and write-off of financing costs	155	111
Loss from debt extinguishment	34	458
Gain from financial derivative instruments	(320)
Bad debt provisions	50
Issuance of common stock under the promissory note		55
Changes in assets and liabilities:
Inventories	(1,899)	(807)
Due to related parties	1,691	1,710
Trade accounts receivable, net	(3,602)	151
Prepayments and other assets	(98)	(39)
Insurance claim receivable	(1,933)
Special survey cost	(445)
Trade accounts payable	2,759	(1,322)
Hire collected in advance		(726)
Accrued and other liabilities	(179)	322
Net cash provided by / (used in) operating activities	774	(1,126)
Cash flow from investing activities:
Proceeds from the sale of vessel, net	8,509
Payments for vessel acquisition	(2,995)	(3,008)
Ballast water treatment system installation	(555)	(153)
Net cash provided by / (used in) investing activities	4,959	(3,161)
Cash flows from financing activities:
Proceeds from long-term debt		17,000
Repayment of long-term debt	(8,930)	(25,990)
Gross proceeds from issuance of common stock		25,000
Common stock offering costs		(1,774)
Proceeds from conversion of warrants into common shares		202
Repayment of promissory note		(1,000)
Payment of financing costs		(388)
Preferred stock dividends paid	(436)	(151)
Net cash (used in) / provided by financing activities	(9,366)	12,899
Net increase in cash and cash equivalents and restricted cash	(3,633)	8,612
Cash and cash equivalents and restricted cash at the beginning of the period	9,874	4,037
Cash and cash equivalents and restricted cash at the end of the period	6,241	12,649
SUPPLEMENTAL INFORMATION:
Cash paid for interest	1,722	1,781
Unpaid portion of Ballast water treatment system installation		21
Non-cash financing activities-issuance of common stock under the promissory note		1,112
Unpaid portion for common stock offering costs and financing cost		$ 131